Current financial assets and Cash and cash equivalents - Summary of Sensitivity of the Instrument (Parenthetical) (Detail)	Dec. 31, 2022
IPO [Member] | IPO probability 5%
Statement [Line Items]
Percetage of default probability	5.00%
IPO [Member] | IPO probability 10%
Statement [Line Items]
Percetage of default probability	10.00%
IPO [Member] | IPO probability 15%
Statement [Line Items]
Percetage of default probability	15.00%
Cytovia Therapeutics Inc [Member] | Default probability 100%
Statement [Line Items]
Percetage of default probability	100.00%
Cytovia Therapeutics Inc [Member] | Default probability 95%
Statement [Line Items]
Percetage of default probability	95.00%
Cytovia Therapeutics Inc [Member] | Default probability 90%
Statement [Line Items]
Percetage of default probability	90.00%